Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,191	$ 6,888
Less: Accumulated depreciation	6,101	4,719
Property and equipment, net	$ 11,090	2,169
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Production Tooling [Member]
Property, Plant and Equipment [Line Items]
Useful life	4 years
Property and equipment, gross	$ 10,158	3,925
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	4 years
Property and equipment, gross	$ 4,489	1,757
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,893	1,077
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 395	$ 129
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 256